BBH TRUST
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BBH U.S. Government Money Market Fund
regular shares (“BBMXX”)
institutional shares (“BBSXX”)
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SUPPLEMENT DATED JULY 14, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 1, 2016

The following information supplements and, to the extent inconsistent therewith, supersedes certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
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Effective July 17, 2017, the third sentence of the first paragraph presented in the “Purchases and Redemptions” section on page 24 of the SAI is hereby deleted in its entirety and replaced with the following:

If the Fund accepts a purchase order submitted prior to 5:00 pm Eastern Time on a Business Day and that purchase order is paid for by check rather than federal funds wire transfer, the shareholder will begin earning dividends on the first Business Day following the day the Transfer Agent records the purchase.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.